Class K Shares [Member] Expense Example - Class K - BlackRock Advantage CoreAlpha Bond Fund - Class K Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 375